CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 329,399	¥ 106,347
Time deposits	6,156	26,502
Accounts receivable-trade, net	1,355,489	621,867
Accounts receivable-other, net	646,207	606,074
Inventories	151,637	139,982
Prepaid expenses and other current assets	217,174	257,932
Total current assets	2,706,062	1,758,704
Property and equipment, net	435,659	451,498
Goodwill	389,131	484,564
Other intangible assets, net	1,139,297	920,700
Investments	87,418	81,542
Long-term accounts receivable-other, net	84,338	95,797
Right-of-use asset - operating lease, net	2,073,763	2,089,402
Lease and guarantee deposits	808,550	848,691
Deferred tax assets, net	285,882	101,636
Other assets	80,571	16,655
Total assets	8,090,671	6,849,189
Current liabilities:
Accounts payable	1,014,205	137,697
Accrued expenses	325,544	1,261,909
Short-term borrowings	491,667	400,000
Current portion of long-term borrowings	620,813	100,415
Income tax payable	58,572	14,888
Current portion of contract liability	53,485	109,307
Advances received	409,710	402,742
Current portion of operating lease liability	792,781	763,422
Other current liabilities	414,704	370,213
Total current liabilities	4,181,481	3,560,593
Borrowings - net of current portion	764,200	1,050,802
Deposit received	236,179	261,922
Contract liability - net of current portion	36,913	71,134
Operating lease liability - net of current portion	1,287,509	1,334,630
Asset retirement obligation	378,907	344,346
Other liabilities	17,424	9,801
Total liabilities	6,902,613	6,633,228
Redeemable noncontrolling interests	200,160
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS' EQUITY (DEFICIT):
Treasury stock, at cost- 92,500 common shares at December 31, 2024 and 2023	(3,000)	(3,000)
Additional paid-in capital	354,605	113,602
Retained earnings (accumulated deficit)	229,040	80,277
Total 'equity (deficit) attributable to shareholders of the Company	933,268	210,879
Noncontrolling interests	54,630	5,082
Total equity (deficit)	987,898	215,961
Total liabilities and shareholders' equity (deficit)	8,090,671	6,849,189
Common stock
SHAREHOLDERS' EQUITY (DEFICIT):
Common stock	352,523	19,900
Class A Common
SHAREHOLDERS' EQUITY (DEFICIT):
Common stock	¥ 100	¥ 100